Changes in Non-Cash Operating Working Capital Items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Cash Flow Statement [Abstract]
Accounts receivable and other (excluding VAT receivable)	$ 2,552	$ 12,061
VAT Receivable	(9,958)	(4,916)
Inventories	(14,341)	(6,079)
Prepaid expenses and deposits	584	(1,310)
Accounts payable and accrued liabilities	2,443	(7,675)
Total	$ (18,720)	$ (7,919)